OTHER RECEIVABLES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF OTHER RECEIVABLES

Other receivables consisted of the following as of March 31, 2022, March 31, 2021 and December 31, 2021 and December 31, 2020.

	As of March 31, 2022	As of March 31, 2021	As of December 31, 2021	As of December 31, 2020
Other receivables	$176,288	$281,727	$1,300	$19,926
Total other receivables	$176,288	$281,727	$1,300	$19,926

Other receivables consisted of the following as of June 30, 2022 and December 31, 2021.

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Other receivables	$608,378	$1,300
Total other receivables	$608,378	$1,300

Other receivables consisted of the following as of December 31, 2021 and December 31, 2020.

	As of December 31, 2021	As of December 31, 2020
Other receivables	$1,300	$19,926
Total other receivables,	$1,300	$19,926